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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21701
                                  ----------------------------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   2001 North Main Street, Suite 270    Walnut Creek, California     94596
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                                               Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900
                                                     ---------------------------

Date of fiscal year end:        August 31, 2008
                          ------------------------------------

Date of reporting period:       May 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 88.4%                                   VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE - 1.2%
       150    United Technologies Corp.                            $    10,656
                                                                   -----------

              BEVERAGES - 2.0%
       320    Coca-Cola Co. (The)                                       18,323
                                                                   -----------

              COMMERCIAL BANKS - 3.4%
       960    U.S. Bancorp                                              31,862
                                                                   -----------

              COMMUNICATIONS EQUIPMENT - 4.7%
     1,550    Nokia Corp. - ADR                                         44,020
                                                                   -----------

              DIVERSIFIED FINANCIAL SERVICES - 0.4%
       100    Moody's Corp.                                              3,708
                                                                   -----------

              FOOD & STAPLES RETAILING - 7.3%
       410    Costco Wholesale Corp.                                    29,241
       665    Wal-Mart Stores, Inc.                                     38,397
                                                                   -----------
                                                                        67,638
                                                                   -----------
              FOOD PRODUCTS - 7.0%
       350    Campbell Soup Co.                                         11,718
       630    Wm. Wrigley Jr. Co.                                       48,592
        60    Wm. Wrigley Jr. Co. - Class B                              4,614
                                                                   -----------
                                                                        64,924
                                                                   -----------
              HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
       390    Baxter International, Inc.                                23,829
       375    Stryker Corp.                                             24,206
                                                                   -----------
                                                                        48,035
                                                                   -----------
              HOTELS, RESTAURANTS & LEISURE - 8.1%
     1,230    International Game Technology                             43,862
       525    McDonald's Corp.                                          31,143
                                                                   -----------
                                                                        75,005
                                                                   -----------
              HOUSEHOLD PRODUCTS - 1.8%
       250    Procter & Gamble Co. (The)                                16,513
                                                                   -----------

              INDUSTRIAL CONGLOMERATES - 4.4%
     1,335    General Electric Co.                                      41,011
                                                                   -----------

              INSURANCE - 3.3%
     1,135    Marsh & McLennan Cos., Inc.                               30,906
                                                                   -----------

              IT SERVICES - 14.1%
       810    Automatic Data Processing, Inc.                           34,871
       235    MasterCard, Inc. - Class A                                72,533
       975    Western Union Co.                                         23,049
                                                                   -----------
                                                                       130,453
                                                                   -----------
              MACHINERY - 3.8%
       875    Graco, Inc.                                               35,350
                                                                   -----------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 88.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              MEDIA - 6.8%
       350    Comcast Corp. - Class A                              $     7,875
       830    DreamWorks Animation SKG, Inc. - Class A(a)               26,203
       100    McGraw-Hill Cos., Inc. (The)                               4,149
       750    Walt Disney Co. (The)                                     25,200
                                                                   -----------
                                                                        63,427
                                                                   -----------
              OIL, GAS & CONSUMABLE FUELS - 3.3%
       350    Exxon Mobil Corp.                                         31,066
                                                                   -----------

              PHARMACEUTICALS - 7.8%
       700    Johnson & Johnson                                         46,718
     1,350    Pfizer, Inc.                                              26,136
                                                                   -----------
                                                                        72,854
                                                                   -----------
              SOFTWARE - 3.8%
     1,230    Microsoft Corp.                                           34,834
                                                                   -----------

              TOTAL COMMON STOCKS (Cost $703,163)                  $   820,585
                                                                   -----------

================================================================================
    SHARES    SHORT TERM INVESTMENTS - 10.4%                          VALUE
--------------------------------------------------------------------------------
    43,916    AIM Liquid Assets Portfolio (The), 2.632%(b)         $    43,916
    42,772    AIM Short Term Investments Company Prime Portfolio
                (The), 2.511%(b)                                        42,772
     9,949    Fidelity Institutional Money Market Portfolio
                - Select Class, 2.654%(b)                                9,949
                                                                   -----------

              TOTAL SHORT TERM INVESTMENTS (Cost $96,637)          $   96,637
                                                                   -----------

              TOTAL INVESTMENTS AT VALUE - 98.8% (Cost $799,800)   $   917,222

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%              11,358
                                                                   -----------

              TOTAL NET ASSETS - 100.0%                            $   928,580
                                                                   ===========

(a)  Non-income producing security.

(b) Variable rate security. The rate shown is the effective 7-day yield as of May 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

DESTINATION SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

The Destination Select Equity Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available or are considered to be unreliable due to market or other events will be valued at their fair values as determined under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of May 31, 2008:


                    Tax cost of portfolio investments     $   799,800
                                                          ===========

                    Gross unrealized appreciation         $   145,481

                    Gross unrealized depreciation             (28,059)
                                                          -----------

                    Net unrealized appreciation           $   117,422
                                                          ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Michael A. Yoshikami
                           -----------------------------------------------------
                             Michael A. Yoshikami, President


Date          July 7, 2008
      ---------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Michael A. Yoshikami
                           -----------------------------------------------------
                             Michael A. Yoshikami, President


Date          July 7, 2008
      ---------------------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------
                             Mark J. Seger, Treasurer


Date          July 7, 2008
      ---------------------------------------------



* Print the name and title of each signing officer under his or her signature.